Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share Computation

	Years Ended November 30,
(in millions, except per share data)	2022	2021	2020
Net income (loss) for basic and diluted earnings per share	$(6,093)	$(9,501)	$(10,236)
Weighted-average shares outstanding	1,180	1,123	775
Dilutive effect of equity plans	—	—	—
Diluted weighted-average shares outstanding	1,180	1,123	775
Basic earnings per share	$(5.16)	$(8.46)	$(13.20)
Diluted earnings per share	$(5.16)	$(8.46)	$(13.20)

Schedule of Antidilutive Shares Excluded from Diluted Earnings Per Share Computations
Antidilutive shares excluded from diluted earnings per share computations were as follows:

	November 30,
(in millions)	2022	2021	2020
Equity awards	1	3	1
Convertible Notes	55	53	103
Total antidilutive securities	56	56	104